23 Post-employment benefits (Details 13)	12 Months Ended
	Dec. 31, 2019
Unified Plan [Member] | Fixed Income [Member]
Disclosure of defined benefit plans [line items]
Target limit	86.50%	[1]
Minimum limit	55.00%
Unified Plan [Member] | Variable Income [Member]
Disclosure of defined benefit plans [line items]
Target limit	5.00%	[1]
Minimum limit	1.00%
Unified Plan [Member] | Loans [Member]
Disclosure of defined benefit plans [line items]
Target limit	0.50%	[1]
Minimum limit	0.00%
Unified Plan [Member] | Real Estate [Member]
Disclosure of defined benefit plans [line items]
Target limit	5.00%	[1]
Minimum limit	1.00%
Unified Plan [Member] | Investment Structuring [Member]
Disclosure of defined benefit plans [line items]
Target limit	3.00%	[1]
Minimum limit	0.00%
Unified Plan [Member] | Investments Abroad [Member]
Disclosure of defined benefit plans [line items]
Target limit	0.00%	[1]
Minimum limit	0.00%
Plan III [Member] | Fixed Income [Member]
Disclosure of defined benefit plans [line items]
Target limit	51.00%
Minimum limit	23.00%
Plan III [Member] | Variable Income [Member]
Disclosure of defined benefit plans [line items]
Target limit	14.00%
Minimum limit	8.00%
Plan III [Member] | Loans [Member]
Disclosure of defined benefit plans [line items]
Target limit	3.00%
Minimum limit	1.00%
Plan III [Member] | Real Estate [Member]
Disclosure of defined benefit plans [line items]
Target limit	10.00%
Minimum limit	0.00%
Plan III [Member] | Investment Structuring [Member]
Disclosure of defined benefit plans [line items]
Target limit	16.00%
Minimum limit	0.00%
Plan III [Member] | Investments Abroad [Member]
Disclosure of defined benefit plans [line items]
Target limit	6.00%
Minimum limit	0.00%

[1]	Target based on the total investment of each plan.